Distribution Date:	07/15/22	Wells Fargo Commercial Mortgage Trust 2017-RC1
Determination Date:	07/11/22
Next Distribution Date:	08/17/22
Record Date:	06/30/22	Commercial Mortgage Pass-Through Certificates
Series 2017-RC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street | Charlotte, NC 28288-0166 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	General Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	17		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Historical Detail	18		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	20		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	27
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001FAU9	2.012000%	19,435,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001FAV7	3.118000%	73,836,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001FAW5	3.364000%	100,000,000.00	85,248,518.75	0.00	238,980.01	0.00	0.00	238,980.01	85,248,518.75	36.88%	30.00%
A-4	95001FAX3	3.631000%	195,938,000.00	195,938,000.00	0.00	592,875.73	0.00	0.00	592,875.73	195,938,000.00	36.88%	30.00%
A-SB	95001FAY1	3.453000%	26,358,000.00	24,221,433.51	546,381.63	69,697.17	0.00	0.00	616,078.80	23,675,051.88	36.88%	30.00%
A-S	95001FAZ8	3.844000%	46,009,000.00	46,009,000.00	0.00	147,382.16	0.00	0.00	147,382.16	46,009,000.00	27.35%	22.25%
B	95001FBC8	4.036000%	28,942,000.00	28,942,000.00	0.00	97,341.59	0.00	0.00	97,341.59	28,942,000.00	21.36%	17.38%
C	95001FBD6	4.591000%	26,715,000.00	26,715,000.00	0.00	102,207.14	0.00	0.00	102,207.14	26,715,000.00	15.83%	12.88%
D	95001FAC9	3.250000%	30,425,000.00	30,425,000.00	0.00	82,401.04	0.00	0.00	82,401.04	30,425,000.00	9.53%	7.75%
E	95001FAG0	3.361000%	23,005,000.00	23,005,000.00	0.00	64,433.17	0.00	0.00	64,433.17	23,005,000.00	4.76%	3.88%
F	95001FAL9	3.361000%	8,163,000.00	8,163,000.00	0.00	22,863.20	0.00	0.00	22,863.20	8,163,000.00	3.07%	2.50%
G	95001FAQ8	3.361000%	14,842,045.00	14,842,045.00	0.00	13,066.18	0.00	0.00	13,066.18	14,842,045.00	0.00%	0.00%
R	95001FAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2CVP80	5.000611%	31,245,686.60	25,447,841.98	28,756.93	103,813.58	0.00	0.00	132,570.51	25,419,085.05	0.00%	0.00%
Regular SubTotal			624,913,731.61	508,956,839.24	575,138.56	1,535,060.97	0.00	0.00	2,110,199.53	508,381,700.68

X-A	95001FBA2	1.458256%	415,567,000.00	305,407,952.27	0.00	371,135.79	0.00	0.00	371,135.79	304,861,570.64
X-B	95001FBB0	0.905662%	101,666,000.00	101,666,000.00	0.00	76,729.23	0.00	0.00	76,729.23	101,666,000.00
X-D	95001FAA3	1.750611%	30,425,000.00	30,425,000.00	0.00	44,385.29	0.00	0.00	44,385.29	30,425,000.00
X-E	95001FAE5	1.639611%	23,005,000.00	23,005,000.00	0.00	31,432.72	0.00	0.00	31,432.72	23,005,000.00
X-F	95001FAJ4	1.639611%	8,163,000.00	8,163,000.00	0.00	11,153.46	0.00	0.00	11,153.46	8,163,000.00
X-G	95001FAN5	1.639611%	14,842,045.00	14,842,045.00	0.00	6,374.13	0.00	0.00	6,374.13	14,842,045.00
Notional SubTotal			593,668,045.00	483,508,997.27	0.00	541,210.62	0.00	0.00	541,210.62	482,962,615.64

Deal Distribution Total					575,138.56	2,076,271.59	0.00	0.00	2,651,410.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001FAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001FAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001FAW5	852.48518750	0.00000000	2.38980010	0.00000000	0.00000000	0.00000000	0.00000000	2.38980010	852.48518750
A-4	95001FAX3	1,000.00000000	0.00000000	3.02583332	0.00000000	0.00000000	0.00000000	0.00000000	3.02583332	1,000.00000000
A-SB	95001FAY1	918.94049283	20.72925222	2.64425108	0.00000000	0.00000000	0.00000000	0.00000000	23.37350330	898.21124061
A-S	95001FAZ8	1,000.00000000	0.00000000	3.20333326	0.00000000	0.00000000	0.00000000	0.00000000	3.20333326	1,000.00000000
B	95001FBC8	1,000.00000000	0.00000000	3.36333322	0.00000000	0.00000000	0.00000000	0.00000000	3.36333322	1,000.00000000
C	95001FBD6	1,000.00000000	0.00000000	3.82583343	0.00000000	0.00000000	0.00000000	0.00000000	3.82583343	1,000.00000000
D	95001FAC9	1,000.00000000	0.00000000	2.70833328	0.00000000	0.00000000	0.00000000	0.00000000	2.70833328	1,000.00000000
E	95001FAG0	1,000.00000000	0.00000000	2.80083330	0.00000000	0.00000000	0.00000000	0.00000000	2.80083330	1,000.00000000
F	95001FAL9	1,000.00000000	0.00000000	2.80083303	0.00000000	0.00000000	0.00000000	0.00000000	2.80083303	1,000.00000000
G	95001FAQ8	1,000.00000000	0.00000000	0.88034904	1.92048400	46.73611419	0.00000000	0.00000000	0.88034904	1,000.00000000
R	95001FAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2CVP80	814.44336000	0.92034879	3.32249316	0.07143578	1.78038206	0.00000000	0.00000000	4.24284195	813.52301121

Notional Certificates
X-A	95001FBA2	734.91868284	0.00000000	0.89308292	0.00000000	0.00000000	0.00000000	0.00000000	0.89308292	733.60389694
X-B	95001FBB0	1,000.00000000	0.00000000	0.75471869	0.00000000	0.00000000	0.00000000	0.00000000	0.75471869	1,000.00000000
X-D	95001FAA3	1,000.00000000	0.00000000	1.45884273	0.00000000	0.00000000	0.00000000	0.00000000	1.45884273	1,000.00000000
X-E	95001FAE5	1,000.00000000	0.00000000	1.36634297	0.00000000	0.00000000	0.00000000	0.00000000	1.36634297	1,000.00000000
X-F	95001FAJ4	1,000.00000000	0.00000000	1.36634326	0.00000000	0.00000000	0.00000000	0.00000000	1.36634326	1,000.00000000
X-G	95001FAN5	1,000.00000000	0.00000000	0.42946440	0.93687831	23.69607625	0.00000000	0.00000000	0.42946440	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	06/01/22 - 06/30/22	30	0.00	238,980.01	0.00	238,980.01	0.00	0.00	0.00	238,980.01	0.00
A-4	06/01/22 - 06/30/22	30	0.00	592,875.73	0.00	592,875.73	0.00	0.00	0.00	592,875.73	0.00
A-SB	06/01/22 - 06/30/22	30	0.00	69,697.17	0.00	69,697.17	0.00	0.00	0.00	69,697.17	0.00
X-A	06/01/22 - 06/30/22	30	0.00	371,135.79	0.00	371,135.79	0.00	0.00	0.00	371,135.79	0.00
X-B	06/01/22 - 06/30/22	30	0.00	76,729.23	0.00	76,729.23	0.00	0.00	0.00	76,729.23	0.00
X-D	06/01/22 - 06/30/22	30	0.00	44,385.29	0.00	44,385.29	0.00	0.00	0.00	44,385.29	0.00
A-S	06/01/22 - 06/30/22	30	0.00	147,382.16	0.00	147,382.16	0.00	0.00	0.00	147,382.16	0.00
B	06/01/22 - 06/30/22	30	0.00	97,341.59	0.00	97,341.59	0.00	0.00	0.00	97,341.59	0.00
C	06/01/22 - 06/30/22	30	0.00	102,207.14	0.00	102,207.14	0.00	0.00	0.00	102,207.14	0.00
D	06/01/22 - 06/30/22	30	0.00	82,401.04	0.00	82,401.04	0.00	0.00	0.00	82,401.04	0.00
X-E	06/01/22 - 06/30/22	30	0.00	31,432.72	0.00	31,432.72	0.00	0.00	0.00	31,432.72	0.00
E	06/01/22 - 06/30/22	30	0.00	64,433.17	0.00	64,433.17	0.00	0.00	0.00	64,433.17	0.00
X-F	06/01/22 - 06/30/22	30	0.00	11,153.46	0.00	11,153.46	0.00	0.00	0.00	11,153.46	0.00
F	06/01/22 - 06/30/22	30	0.00	22,863.20	0.00	22,863.20	0.00	0.00	0.00	22,863.20	0.00
X-G	06/01/22 - 06/30/22	30	336,391.24	20,279.32	0.00	20,279.32	13,905.19	0.00	0.00	6,374.13	351,698.23
G	06/01/22 - 06/30/22	30	663,297.81	41,570.09	0.00	41,570.09	28,503.91	0.00	0.00	13,066.18	693,659.51
RR Interest	06/01/22 - 06/30/22	30	53,175.61	106,045.64	0.00	106,045.64	2,232.06	0.00	0.00	103,813.58	55,629.26
Totals			1,052,864.66	2,120,912.75	0.00	2,120,912.75	44,641.16	0.00	0.00	2,076,271.59	1,100,987.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,651,410.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,133,483.32	Master Servicing Fee	6,826.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,078.55
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	212.07
ARD Interest	0.00	Operating Advisor Fee	980.68
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	182.38
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,133,483.32	Total Fees	12,570.55

Principal		Expenses/Reimbursements
Scheduled Principal	575,138.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	33,708.25
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,932.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	575,138.56	Total Expenses/Reimbursements	44,641.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,076,271.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	575,138.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,651,410.15
Total Funds Collected	2,708,621.88	Total Funds Distributed	2,708,621.86

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	508,956,839.50	508,956,839.50	Beginning Certificate Balance	508,956,839.24
(-) Scheduled Principal Collections	575,138.56	575,138.56	(-) Principal Distributions	575,138.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	508,381,700.94	508,381,700.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	510,699,040.71	510,699,040.71	Ending Certificate Balance	508,381,700.68
Ending Actual Collateral Balance	510,196,218.65	510,196,218.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.26)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.26)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	60,475,054.94	11.90%	54	5.3558	NAP	Defeased	6	60,475,054.94	11.90%	54	5.3558	NAP
1,000,000 or less	1	1,000,000.00	0.20%	55	4.5300	1.170000	1.15 or less	14	112,740,679.28	22.18%	55	4.9607	0.305336
1,000,001 to 2,000,000	6	9,110,154.24	1.79%	55	4.3505	1.789021	1.16 to 1.30	3	13,522,424.18	2.66%	53	5.5031	1.260614
2,000,001 to 3,000,000	7	18,098,915.07	3.56%	54	4.3758	1.198161	1.31 to 1.40	1	9,278,954.55	1.83%	53	6.1110	1.365700
3,000,001 to 4,000,000	3	10,266,732.55	2.02%	55	4.6057	1.601861	1.41 to 1.50	4	50,819,864.37	10.00%	51	4.8547	1.489734
4,000,001 to 5,000,000	4	17,959,786.12	3.53%	54	5.1356	2.235187	1.51 to 1.75	7	86,089,548.62	16.93%	54	4.9912	1.626044
5,000,001 to 6,000,000	7	38,779,302.03	7.63%	55	5.0586	1.864242	1.76 to 2.00	6	59,622,366.07	11.73%	55	5.0466	1.849573
6,000,001 to 7,000,000	1	6,214,390.40	1.22%	56	5.2900	1.608700	2.01 to 2.25	7	86,707,076.81	17.06%	55	4.8879	2.140616
7,000,001 to 8,000,000	4	30,025,181.25	5.91%	55	5.1383	2.099547	2.26 to 2.50	1	1,984,128.73	0.39%	55	4.2100	2.320000
8,000,001 to 9,000,000	3	25,205,186.20	4.96%	54	5.5755	1.641118	2.51 or greater	6	27,141,603.39	5.34%	55	4.9193	3.155113
9,000,001 to 10,000,000	2	19,009,897.60	3.74%	47	5.0017	1.435061	Totals	55	508,381,700.94	100.00%	54	5.0302	1.469572
10,000,001 to 15,000,000	3	34,794,782.97	6.84%	55	4.8363	1.048285
15,000,001 to 20,000,000	2	38,632,043.53	7.60%	56	4.9568	1.854180
20,000,001 to 30,000,000	3	75,342,486.97	14.82%	54	4.8435	1.759233
30,000,001 to 50,000,000	2	71,062,133.62	13.98%	54	4.8097	1.853340
50,000,001 or greater	1	52,405,653.45	10.31%	55	5.4400	(0.307500)
Totals	55	508,381,700.94	100.00%	54	5.0302	1.469572
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	60,475,054.94	11.90%	54	5.3558	NAP
							Defeased	13	60,475,054.94	11.90%	54	5.3558	NAP
Alabama	1	27,700,000.00	5.45%	53	4.9500	1.496400
							Industrial	1	33,000,000.00	6.49%	54	4.8900	2.073800
Arizona	1	8,842,206.64	1.74%	53	5.6270	1.257300
							Lodging	10	81,029,220.71	15.94%	55	5.4462	0.491525
California	6	87,678,821.05	17.25%	55	4.9670	2.045515
							Mobile Home Park	3	8,229,396.24	1.62%	55	5.6390	1.850811
Colorado	1	2,372,673.14	0.47%	54	5.7500	1.511000
							Multi-Family	18	69,048,119.62	13.58%	55	4.5086	1.310187
Florida	4	46,929,702.07	9.23%	56	5.0711	1.792667
							Office	6	92,059,793.96	18.11%	55	4.8256	1.687165
Georgia	3	21,258,735.62	4.18%	48	4.7540	0.649403
							Other	2	1,489,612.40	0.29%	56	5.2900	1.608700
Illinois	1	2,905,314.05	0.57%	54	5.7500	1.511000
							Retail	16	143,445,570.13	28.22%	54	5.0196	1.764191
Indiana	6	14,288,906.08	2.81%	55	5.3288	1.316777
							Self Storage	3	19,604,932.94	3.86%	55	5.1425	2.102255
Kansas	1	6,669,810.44	1.31%	55	5.4400	(0.307500)
							Totals	72	508,381,700.94	100.00%	54	5.0302	1.469572
Louisiana	1	21,842,486.97	4.30%	54	4.9900	1.580900

Michigan	1	5,992,371.27	1.18%	55	5.5100	3.095400

Missouri	1	5,512,467.23	1.08%	55	5.2900	1.496200

New York	16	53,560,472.54	10.54%	55	4.2698	1.349742

North Carolina	3	31,079,763.13	6.11%	54	5.2207	0.825841

Ohio	1	5,278,074.06	1.04%	56	5.3600	1.135100

Oklahoma	1	5,382,549.71	1.06%	56	5.0150	1.691600

Oregon	1	1,313,336.37	0.26%	54	5.5800	1.817500

South Carolina	1	11,005,187.22	2.16%	55	5.4400	(0.307500)

Tennessee	1	38,062,133.62	7.49%	54	4.7400	1.662200

Texas	7	44,228,805.39	8.70%	55	5.2343	1.730982

Virginia	1	6,002,829.40	1.18%	55	5.4400	(0.307500)

Totals	72	508,381,700.94	100.00%	54	5.0302	1.469572

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	60,475,054.94	11.90%	54	5.3558	NAP	Defeased	6	60,475,054.94	11.90%	54	5.3558	NAP
	3.750% or less	2	5,471,994.81	1.08%	54	3.6246	0.907592	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	24,149,977.71	4.75%	50	3.9507	1.025358	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	9,445,646.26	1.86%	55	4.1073	1.374637	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	14,947,274.69	2.94%	54	4.2964	1.671817	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	83,582,133.62	16.44%	55	4.6936	1.859750	49 months or greater	49	447,906,646.00	88.10%	54	4.9862	1.486820
	4.751% to 5.000%	8	111,225,575.22	21.88%	54	4.9184	2.005832	Totals	55	508,381,700.94	100.00%	54	5.0302	1.469572
	5.001% to 5.250%	4	43,745,780.59	8.60%	55	5.1485	1.393175
	5.251% to 5.500%	11	114,908,876.96	22.60%	55	5.3795	0.774346
	5.501% to 5.750%	6	31,150,431.59	6.13%	54	5.6396	1.833547
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.250%	1	9,278,954.55	1.83%	53	6.1110	1.365700
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	508,381,700.94	100.00%	54	5.0302	1.469572
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	60,475,054.94	11.90%	54	5.3558	NAP	Defeased	6	60,475,054.94	11.90%	54	5.3558	NAP
	60 months or less	48	446,860,894.23	87.90%	54	4.9879	1.482437	Interest Only	9	134,156,000.00	26.39%	55	4.7428	1.968608
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	507,335,949.17	99.79%	54	5.0318	1.465675	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
								121 months to 300 months	36	301,786,490.82	59.36%	54	5.1220	1.257077
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	3	10,918,403.41	2.15%	54	4.2947	1.737736
								Totals	54	507,335,949.17	99.79%	54	5.0318	1.465675
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	60,475,054.94	11.90%	54	5.3558	NAP	60 months or less	1	1,045,751.77	0.21%	56	4.2800	3.360000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	356,292,347.22	70.08%	54	4.9963	1.774124	Totals	1	1,045,751.77	0.21%	56	4.2800	3.360000
	13 to 24 months	7	28,229,788.53	5.55%	55	4.1439	1.188990
	25 months or greater	5	63,384,510.25	12.47%	55	5.3048	0.004494
	Totals	55	508,381,700.94	100.00%	54	5.0302	1.469572
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	307400001	LO	Various	Various	Actual/360	5.440%	237,900.13	72,316.50	0.00	N/A	02/06/27	--	52,477,969.95	52,405,653.45	03/06/20
3	310937303	OF	Memphis	TN	Actual/360	4.740%	150,540.09	49,280.57	0.00	N/A	01/11/27	--	38,111,414.19	38,062,133.62	07/11/22
4	310937876	IN	Vernon	CA	Actual/360	4.890%	134,475.00	0.00	0.00	N/A	01/11/27	--	33,000,000.00	33,000,000.00	07/11/22
5	300571643	RT	Trussville	AL	Actual/360	4.950%	114,262.50	0.00	0.00	N/A	12/06/26	--	27,700,000.00	27,700,000.00	07/06/22
6	301741179	OF	Irvine	CA	Actual/360	4.605%	99,007.50	0.00	0.00	N/A	03/06/27	--	25,800,000.00	25,800,000.00	07/06/22
8	300571666	SS	Various	Various	Actual/360	5.730%	108,375.61	34,288.61	0.00	N/A	02/06/27	--	22,696,462.26	22,662,173.65	07/06/22
9	310938088	RT	New Orleans	LA	Actual/360	4.990%	90,940.72	27,025.62	0.00	N/A	01/11/27	--	21,869,512.59	21,842,486.97	07/11/22
10	301741177	RT	Miami Beach	FL	Actual/360	5.170%	85,889.24	23,562.58	0.00	N/A	03/06/27	--	19,935,606.11	19,912,043.53	07/06/22
11	301741181	RT	Tampa	FL	Actual/360	4.730%	73,788.00	0.00	0.00	N/A	03/06/27	--	18,720,000.00	18,720,000.00	07/06/22
12	600936330	OF	Charlotte	NC	Actual/360	5.170%	56,900.36	21,904.95	0.00	N/A	01/11/27	--	13,207,046.87	13,185,141.92	07/11/22
13	301741159	MF	Fayetteville	NC	Actual/360	4.390%	46,761.77	21,261.40	0.00	N/A	11/06/26	--	12,782,261.72	12,761,000.32	07/06/22
14	301741144	RT	Columbus	GA	Actual/360	3.944%	32,076.24	28,561.53	0.00	N/A	12/06/25	--	9,759,504.58	9,730,943.05	07/06/22
15	300571651	MF	Houston	TX	Actual/360	5.330%	47,195.75	16,042.94	0.00	N/A	01/06/27	--	10,625,683.99	10,609,641.05	07/06/22
16	470102910	MF	New York	NY	Actual/360	3.960%	36,300.00	0.00	0.00	N/A	03/01/27	--	11,000,000.00	11,000,000.00	07/01/22
17	301741170	RT	Fremont	CA	Actual/360	6.111%	47,321.06	13,349.49	0.00	N/A	12/06/26	--	9,292,304.04	9,278,954.55	07/06/22
18	301741171	LO	Tempe	AZ	Actual/360	5.627%	41,527.05	13,748.09	0.00	N/A	12/06/26	--	8,855,954.73	8,842,206.64	07/06/22
19	300571670	MF	Beech Grove	IN	Actual/360	5.610%	42,441.78	12,155.64	0.00	N/A	02/06/27	--	9,078,454.70	9,066,299.06	07/06/22
20	301741175	MF	Bloomington	IN	Actual/360	5.230%	37,865.51	14,200.74	0.00	N/A	02/06/27	--	8,688,071.15	8,673,870.41	07/06/22
21	300571667	LO	Riverhead	NY	Actual/360	5.350%	36,958.78	13,298.45	0.00	N/A	02/06/27	--	8,289,820.57	8,276,522.12	07/06/22
22	307400023	SS	Homeland	CA	Actual/360	5.270%	34,542.89	12,776.50	0.00	N/A	02/11/27	--	7,865,554.75	7,852,778.25	07/11/22
24	300571650	MF	Houston	TX	Actual/360	5.340%	35,103.13	11,890.78	0.00	N/A	01/06/27	--	7,888,344.87	7,876,454.09	07/06/22
25	300571644	RT	Various	Various	Actual/360	5.750%	38,795.20	9,933.13	0.00	N/A	01/06/27	--	8,096,390.57	8,086,457.44	07/06/22
26	410938257	SS	Brea	CA	Actual/360	4.930%	29,696.36	12,375.22	0.00	N/A	02/11/27	--	7,228,324.13	7,215,948.91	07/11/22
28	301741172	OF	Charlotte	NC	Actual/360	4.980%	29,382.00	0.00	0.00	N/A	01/06/27	--	7,080,000.00	7,080,000.00	07/06/22
29	307400030	Various Various		IN	Actual/360	5.290%	27,439.20	10,001.96	0.00	N/A	03/11/27	--	6,224,392.36	6,214,390.40	07/11/22
30	300571669	LO	Dearborn	MI	Actual/360	5.510%	27,558.08	9,389.00	0.00	N/A	02/06/27	--	6,001,760.27	5,992,371.27	07/06/22
31	470102510	MF	Brooklyn	NY	Actual/360	4.310%	20,733.77	5,949.03	0.00	N/A	01/01/27	--	5,772,743.36	5,766,794.33	07/01/22
32	300571668	LO	Sedalia	MO	Actual/360	5.290%	24,340.21	8,940.82	0.00	N/A	02/06/27	--	5,521,408.05	5,512,467.23	07/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	301741180	RT	Tulsa	OK	Actual/360	5.015%	22,527.67	7,919.10	0.00	N/A	03/06/27	--	5,390,468.81	5,382,549.71	07/06/22
34	410937553	RT	Houston	TX	Actual/360	4.790%	22,277.49	0.00	0.00	N/A	02/11/27	--	5,581,000.00	5,581,000.00	07/11/22
35	410938207	OF	Indianapolis	IN	Actual/360	5.150%	22,630.93	7,182.10	0.00	N/A	01/11/27	--	5,273,227.53	5,266,045.43	07/11/22
36	301741178	MF	Cleveland	OH	Actual/360	5.360%	23,606.05	6,861.44	0.00	N/A	03/06/27	--	5,284,935.50	5,278,074.06	07/06/22
37	300571646	MH	Winter Haven	FL	Actual/360	5.710%	22,004.85	7,046.86	0.00	N/A	01/06/27	--	4,624,487.86	4,617,441.00	07/06/22
38	310936138	RT	Eureka	CA	Actual/360	4.780%	18,077.12	7,048.82	0.00	N/A	12/11/26	--	4,538,188.16	4,531,139.34	07/11/22
39	307400040	SS	Houston	TX	Actual/360	5.260%	19,912.13	6,485.18	0.00	N/A	01/11/27	--	4,542,690.96	4,536,205.78	07/11/22
40	300571649	MH	Various	IN	Actual/360	5.910%	21,472.78	6,434.72	0.00	N/A	10/06/26	--	4,359,955.56	4,353,520.84	07/06/22
41	600938425	RT	Lubbock	TX	Actual/360	4.760%	16,957.50	0.00	0.00	N/A	02/11/27	--	4,275,000.00	4,275,000.00	07/11/22
42	300571655	RT	Brandon	FL	Actual/360	5.470%	16,802.25	5,834.08	0.00	N/A	01/06/27	--	3,686,051.62	3,680,217.54	07/06/22
43	470102810	MF	Rockville Centre	NY	Actual/360	3.940%	11,248.03	6,762.55	0.00	N/A	03/01/27	--	3,425,797.21	3,419,034.66	07/01/22
44	470102470	MF	Hartsdale	NY	Actual/360	4.320%	11,414.67	3,260.28	0.00	N/A	01/01/27	--	3,170,740.63	3,167,480.35	07/01/22
45	470102530	MF	Rockville Centre	NY	Actual/360	3.620%	8,883.40	6,157.01	0.00	N/A	01/01/27	--	2,944,772.32	2,938,615.31	07/01/22
46	307400047	SS	Fate	TX	Actual/360	5.430%	13,404.51	4,131.47	0.00	N/A	12/11/26	--	2,962,322.13	2,958,190.66	07/11/22
47	470101050	MF	Yonkers	NY	Actual/360	4.260%	9,617.65	5,158.11	0.00	N/A	01/01/27	--	2,709,197.69	2,704,039.58	07/01/22
48	470102340	MF	White Plains	NY	Actual/360	4.070%	9,157.05	5,286.74	0.00	N/A	01/01/27	--	2,699,866.90	2,694,580.16	07/01/22
49	600937652	OF	Suwanee	GA	Actual/360	5.430%	12,085.04	4,253.70	0.00	N/A	01/11/27	--	2,670,726.69	2,666,472.99	07/11/22
50	470102310	MF	Rockaway Park	NY	Actual/360	3.630%	7,679.58	5,325.90	0.00	N/A	12/01/26	--	2,538,705.40	2,533,379.50	07/01/22
51	470103120	MF	Yonkers	NY	Actual/360	4.280%	8,087.29	4,255.15	0.00	N/A	03/01/27	--	2,267,463.81	2,263,208.66	07/01/22
52	307400053	MH	Corpus Christi	TX	Actual/360	5.530%	10,608.10	3,320.40	0.00	N/A	03/11/27	--	2,301,939.27	2,298,618.87	07/11/22
53	470102790	MF	Brooklyn	NY	Actual/360	4.210%	6,968.30	2,084.66	0.00	N/A	02/01/27	--	1,986,213.39	1,984,128.73	07/01/22
54	470102490	MF	New Rochelle	NY	Actual/360	4.010%	6,308.46	3,729.37	0.00	N/A	01/01/27	--	1,887,818.85	1,884,089.48	07/01/22
55	470103150	MF	Jackson Heights	NY	Actual/360	4.280%	3,789.51	16,726.73	0.00	N/A	03/01/27	--	1,062,478.50	1,045,751.77	07/01/22
56	470102960	MF	New York	NY	Actual/360	4.240%	5,112.47	2,749.20	0.00	N/A	02/01/27	--	1,446,925.33	1,444,176.13	07/01/22
57	470103060	MF	New York	NY	Actual/360	4.030%	4,841.03	2,825.31	0.00	N/A	02/01/27	--	1,441,497.07	1,438,671.76	07/01/22
58	307400059	MH	Reedsport	OR	Actual/360	5.580%	6,116.53	2,046.13	0.00	N/A	01/11/27	--	1,315,382.50	1,313,336.37	07/11/22
60	470102940	MF	New York	NY	Actual/360	4.530%	3,775.00	0.00	0.00	N/A	02/01/27	--	1,000,000.00	1,000,000.00	07/01/22
Totals							2,133,483.32	575,138.56	0.00				508,956,839.50	508,381,700.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,367,919.00	(38,798.00)	01/01/20	03/31/20	11/11/21	7,466,524.60	778,147.22	274,928.36	7,289,886.44	0.00	0.00
3	4,637,184.15	1,057,114.19	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,378,077.00	868,415.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,302,888.05	563,641.79	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,161,190.37	698,097.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,095,137.26	535,186.02	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,279,035.73	486,461.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,896,943.11	455,683.17	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,307,691.24	220,070.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	8,000,963.73	2,084,027.11	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,605,538.58	362,962.39	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	304,503.00	304,503.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,047,383.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	840,923.47	2,312,033.30	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,529,221.79	1,488,052.35	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,311,458.15	317,619.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	784,108.51	221,635.26	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	900,054.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,000,053.50	269,388.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,025,265.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	615,175.75	186,252.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,496,659.59	1,482,310.16	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	299,501.00	290,688.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
32	743,338.52	685,108.48	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	676,851.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	933,146.57	271,484.01	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	545,976.34	115,133.52	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	367,537.95	105,752.86	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	536,955.00	298,888.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
38	658,260.40	159,242.81	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	150,289.94	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	452,661.99	190,522.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	397,965.90	92,400.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	221,049.00	161,393.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	344,631.00	506,727.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	240,970.00	169,507.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	199,842.00	153,865.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	145,418.00	166,879.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	248,645.78	45,673.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	160,614.00	135,735.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	139,561.00	310,934.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	367,599.95	95,098.65	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	255,109.00	252,009.00	05/01/19	04/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	159,846.00	199,570.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
55	473,647.00	827,644.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	91,200.00	89,506.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	51,825.00	82,797.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	169,177.19	90,866.29	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	52,558.00	53,762.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	54,821,264.16	19,576,131.49				7,466,524.60	778,147.22	274,928.36	7,289,886.44	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/15/22	0	0.00	0	0.00	1	52,405,653.45	1	52,405,653.45	0	0.00	0	0.00	0	0.00	0	0.00	5.030210%	4.974804%	54
06/17/22	0	0.00	0	0.00	1	52,477,969.95	1	52,477,969.95	0	0.00	0	0.00	0	0.00	0	0.00	5.030250%	4.974834%	55
05/17/22	0	0.00	0	0.00	1	52,542,056.24	1	52,542,056.24	0	0.00	0	0.00	0	0.00	0	0.00	5.030272%	4.974848%	56
04/18/22	0	0.00	0	0.00	1	52,613,757.17	1	52,613,757.17	0	0.00	0	0.00	0	0.00	0	0.00	5.030311%	4.974877%	57
03/17/22	0	0.00	0	0.00	1	52,677,210.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.030332%	4.974890%	58
02/17/22	0	0.00	0	0.00	1	52,764,175.87	0	0.00	0	0.00	1	5,301,667.49	0	0.00	0	0.00	5.030395%	4.974939%	59
01/18/22	0	0.00	0	0.00	1	52,826,927.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.008246%	4.954517%	57
12/17/21	0	0.00	0	0.00	1	52,889,386.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.008303%	4.954558%	58
11/18/21	0	0.00	0	0.00	1	52,959,520.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.008378%	4.954616%	59
10/18/21	0	0.00	0	0.00	1	53,021,361.41	0	0.00	0	0.00	0	0.00	0	0.00	1	8,416,464.95	5.008433%	4.954656%	60
09/17/21	0	0.00	0	0.00	1	53,090,899.30	0	0.00	0	0.00	0	0.00	0	0.00	1	51,000,000.00	5.014073%	4.960244%	61
08/17/21	0	0.00	0	0.00	1	53,152,127.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976288%	4.925445%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	307400001	03/06/20	27	6	274,928.36	7,289,886.44	2,121,818.06	54,220,171.19	06/10/20	98		05/10/21
Totals					274,928.36	7,289,886.44	2,121,818.06	54,220,171.19

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		9,730,943	9,730,943	0		0
49 - 60 Months		498,650,758	446,245,104	0		52,405,653
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-22	508,381,701	455,976,047	0	0	52,405,653	0
Jun-22	508,956,840	456,478,870	0	0	52,477,970	0
May-22	509,476,276	456,934,220	0	0	52,542,056	0
Apr-22	510,046,820	457,433,063	0	0	52,613,757	0
Mar-22	510,561,529	457,884,319	0	0	52,677,210	0
Feb-22	511,205,666	458,441,490	0	0	52,764,176	0
Jan-22	536,995,019	484,168,091	0	0	52,826,928	0
Dec-21	537,415,808	484,526,421	0	0	52,889,387	0
Nov-21	537,877,552	484,918,032	0	0	52,959,520	0
Oct-21	538,294,492	485,273,131	0	0	53,021,361	0
Sep-21	547,178,855	494,087,955	0	0	53,090,899	0
Aug-21	598,600,545	545,448,417	0	0	53,152,128	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	307400001	52,405,653.45	54,220,171.19	58,700,000.00	09/01/21	(286,217.00)	(0.30750)	03/31/20	02/06/27	295
Totals		52,405,653.45	54,220,171.19	58,700,000.00		(286,217.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	307400001	LO	Various	06/10/20	98

SS transfer effective 6/10/20 due to pmt default; due for the 4/6/2020 pmt. TTM 3/31/2022 statements indicate NOI of $$1,737,962 on occ/ADR/RevPAR of 53.6%/$92.55/$49.61, respectively. Negotiations for a potential forbearance or Deed in

Lieu of foreclos ure were unsuccessful. A Consent Order for Appointment of a Receiver was granted on 1/20/2022. The receiver engaged JLL to market the portfolio for sale, which launched 3/10/2022; a contract with the high bidder was executed and contemplates an outside closing date of 9/30.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
35	410938207	0.00	5.15000%	0.00	5.15000%	8	01/01/21	01/01/21	02/11/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	10,932.91	0.00	0.00	33,708.25	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,932.91	0.00	0.00	33,708.25	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		44,641.16

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the WFCMS 2017-RC1 Commercial

Mortgage Trust transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

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